Form N-1A Supplement	Oct. 01, 2025
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund
(each a “Fund” and together, “the Funds”)

Supplement to the Summary Prospectus and Prospectus of each Fund dated February 28, 2025, as supplemented to date.

Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund
(each a “Fund” and together, “the Funds”)

Supplement to the Summary Prospectus and Prospectus of each Fund dated February 28, 2025, as supplemented to date.